Document and Entity Information	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2022
Entity Registrant Name	New Mountain Finance Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	814-00832
Entity Tax Identification Number	27-2978010
Entity Address, Address Line One	1633 Broadway
Entity Address, Address Line Two	48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	720-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001496099
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	NMFC
Security Exchange Name	NASDAQ